Business acquisition - Summary of purchase price as of the date of acquisition (Details) - Dec. 30, 2024 - Hordeum Investment, L.P. ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Summary of purchase price as of the date of acquisition [Line Items]
Cash	$ 344	¥ 2,473
Fair value of previously held equity interests		1,284
Total		¥ 3,757